Document And Entity Information	12 Months Ended
May 31, 2011
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	158,379,387